INITIAL PUBLIC OFFERING (Details) - USD ($)			7 Months Ended	10 Months Ended
	Jul. 13, 2021	Jul. 09, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering, net			$ 140,366,114	$ 140,317,771
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)				$ 0.0001	$ 0.0001
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold		12,500,000
Price per share		$ 10.00		$ 10.00
Sale of units in public offering, net		$ 125,000,000
Number of warrants in a unit		0.5
Initial Public Offering | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 0.0001
Common shares, par value, (per share)		$ 0.0001
Number of shares in a unit		1
Number of warrants in a unit		0.5
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,875,000			1,875,000
Price per share	$ 10.00
Sale of units in public offering, net	$ 18,750,000